UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Research Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$36	0.70%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$124,404,137
Total Number of Portfolio Holdings*	136
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Research Fund	PAGE 1	38983-STSIA-0825

Putnam VT Research Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$46	0.90%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$124,404,137
Total Number of Portfolio Holdings*	136
Portfolio Turnover Rate	42%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Research Fund	PAGE 1	38983-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Research Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Putnam Variable Trust
Financial Highlights
Putnam VT Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.67 $34.91 $27.32 $35.41 $30.80 $29.95
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.26 0.21 0.18 0.19
Net realized and unrealized gains (losses) 1.77 8.95 7.64 (5.93) 6.90 4.21
Total from investment operations ........ 1.91 9.23 7.90 (5.72) 7.08 4.40
Less distributions from:
Net investment income .............. (0.35) (0.23) (0.31) (0.27) (0.10) (0.25)
Net realized gains ................. (2.73) (0.24) — (2.10) (2.37) (3.30)
Total distributions ................... (3.08) (0.47) (0.31) (2.37) (2.47) (3.55)
Net asset value, end of period .......... $42.50 $43.67 $34.91 $27.32 $35.41 $30.80
Total return
c
....................... 5.22% 26.61% 29.16% (17.07)% 24.44% 20.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.70% 0.74% 0.76% 0.73% 0.83%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.70% 0.70% 0.74% 0.76%
f
0.73% 0.82%
Net investment income ............... 0.68% 0.70% 0.85% 0.74% 0.55% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $26,013 $26,562 $23,855 $20,807 $26,877 $23,098
Portfolio turnover rate ................ 42% 37% 34% 40% 45% 74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost which amounted to 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $43.36 $34.69 $27.15 $35.22 $30.66 $29.81
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.18 0.18 0.14 0.10 0.13
Net realized and unrealized gains (losses) 1.75 8.88 7.60 (5.91) 6.86 4.19
Total from investment operations ........ 1.85 9.06 7.78 (5.77) 6.96 4.32
Less distributions from:
Net investment income .............. (0.26) (0.15) (0.24) (0.20) (0.03) (0.17)
Net realized gains ................. (2.73) (0.24) — (2.10) (2.37) (3.30)
Total distributions ................... (2.99) (0.39) (0.24) (2.30) (2.40) (3.47)
Net asset value, end of period .......... $42.22 $43.36 $34.69 $27.15 $35.22 $30.66
Total return
c
....................... 5.09% 26.28% 28.86% (17.28)% 24.13% 19.92%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.95% 0.99% 1.01% 0.98% 1.08%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.90% 0.95% 0.99% 1.01%
f
0.98% 1.07%
Net investment income ............... 0.48% 0.45% 0.60% 0.49% 0.29% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $98,391 $76,227 $56,655 $42,295 $45,787 $29,115
Portfolio turnover rate ................ 42% 37% 34% 40% 45% 74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost which amounted to 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 1.5%
Airbus SE ......................................... France 2,722 $ 569,445
Northrop Grumman Corp. ............................. United States 1,132 565,977
RTX Corp. ........................................ United States 4,892 714,330
1,849,752
Air Freight & Logistics 0.8%
FedEx Corp. ....................................... United States 4,319 981,752
Automobiles 2.1%
General Motors Co. .................................. United States 5,024 247,231
a
Tesla, Inc. ......................................... United States 7,271 2,309,706
2,556,937
Banks 2.4%
Citigroup, Inc. ...................................... United States 16,930 1,441,082
JPMorgan Chase & Co. ............................... United States 4,415 1,279,953
PNC Financial Services Group, Inc. (The) ................. United States 1,232 229,669
2,950,704
Beverages 1.5%
Coca-Cola Co. (The) ................................. United States 19,953 1,411,675
Keurig Dr Pepper, Inc. ................................ United States 9,230 305,144
PepsiCo, Inc. ...................................... United States 1,337 176,537
1,893,356
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 4,417 819,883
Gilead Sciences, Inc. ................................ United States 3,217 356,669
Regeneron Pharmaceuticals, Inc. ....................... United States 345 181,125
a
Vertex Pharmaceuticals, Inc. ........................... United States 678 301,846
1,659,523
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................... United States 27,562 6,046,827
Building Products 0.5%
Trane Technologies plc ............................... United States 1,329 581,318
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 675 708,244
Charles Schwab Corp. (The) ........................... United States 7,176 654,738
CME Group, Inc. .................................... United States 1,367 376,773
Nasdaq, Inc. ....................................... United States 1,708 152,729
TPG, Inc., A ....................................... United States 11,041 579,100
2,471,584
Chemicals 1.6%
Corteva, Inc. ....................................... United States 14,283 1,064,512
DuPont de Nemours, Inc. ............................. United States 7,157 490,899
Linde plc .......................................... United States 285 133,716
PPG Industries, Inc. ................................. United States 3,169 360,474
2,049,601
Commercial Services & Supplies 0.7%
Cintas Corp. ....................................... United States 1,177 262,318
a
Copart, Inc. ........................................ United States 5,718 280,582

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 1,815 $ 338,897
881,797
Communications Equipment 1.9%
Cisco Systems, Inc. ................................. United States 33,814 2,346,015
Construction Materials 0.6%
CRH plc .......................................... United States 8,557 785,533
Consumer Finance 1.2%
Capital One Financial Corp. ........................... United States 6,952 1,479,107
Consumer Staples Distribution & Retail 2.3%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,071 223,316
Costco Wholesale Corp. .............................. United States 641 634,551
Target Corp. ....................................... United States 2,812 277,404
Walmart, Inc. ...................................... United States 17,369 1,698,341
2,833,612
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 3,294 184,760
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 29,105 842,299
Electric Utilities 2.0%
Constellation Energy Corp. ............................ United States 784 253,044
NextEra Energy, Inc. ................................. United States 8,443 586,113
NRG Energy, Inc. ................................... United States 5,740 921,729
PPL Corp. ......................................... United States 10,662 361,335
Southern Co. (The) .................................. United States 4,045 371,453
2,493,674
Electrical Equipment 0.4%
GE Vernova, Inc. .................................... United States 951 503,222
Electronic Equipment, Instruments & Components 0.1%
a
Ralliant Corp. ...................................... United States 3,229 156,590
Entertainment 2.8%
a
Live Nation Entertainment, Inc. ......................... United States 5,537 837,638
a
Netflix, Inc. ........................................ United States 690 924,000
a
Spotify Technology SA ................................ United States 583 447,359
Walt Disney Co. (The) ................................ United States 9,934 1,231,915
3,440,912
Financial Services 4.7%
Apollo Global Management, Inc. ........................ United States 4,859 689,346
a
Berkshire Hathaway, Inc., B ............................ United States 3,112 1,511,716
Corebridge Financial, Inc. ............................. United States 6,242 221,591
Mastercard, Inc., A .................................. United States 3,977 2,234,836
a
Toast, Inc., A ....................................... United States 5,947 263,393
Visa, Inc., A ........................................ United States 2,722 966,446
5,887,328
Food Products 0.2%
Mondelez International, Inc., A .......................... United States 4,358 293,903
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 2,882 663,091

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................. United States 4,240 $ 576,682
Becton Dickinson & Co. ............................... United States 2,162 372,405
a
Boston Scientific Corp. ............................... United States 5,882 631,786
a
Dexcom, Inc. ....................................... United States 1,197 104,486
a
Intuitive Surgical, Inc. ................................ United States 1,051 571,124
Medtronic plc ...................................... United States 3,436 299,516
2,555,999
Health Care Providers & Services 2.2%
Cencora, Inc. ...................................... United States 584 175,113
Cigna Group (The) .................................. United States 769 254,216
CVS Health Corp. ................................... United States 5,098 351,660
HCA Healthcare, Inc. ................................. United States 374 143,279
McKesson Corp. .................................... United States 1,226 898,388
UnitedHealth Group, Inc. .............................. United States 2,995 934,350
2,757,006
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 4,182 642,899
Hotels, Restaurants & Leisure 0.8%
a
Chipotle Mexican Grill, Inc., A .......................... United States 7,095 398,384
McDonald's Corp. ................................... United States 1,542 450,526
Starbucks Corp. .................................... United States 1,749 160,261
1,009,171
Household Products 0.8%
Procter & Gamble Co. (The) ........................... United States 6,105 972,649
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................... United States 5,005 1,165,564
Industrial REITs 0.4%
Prologis, Inc. ....................................... United States 4,739 498,164
Insurance 3.2%
Allstate Corp. (The) .................................. United States 6,154 1,238,862
American International Group, Inc. ...................... United States 7,509 642,695
Arch Capital Group Ltd. ............................... United States 4,405 401,075
Assured Guaranty Ltd. ............................... United States 1,410 122,811
Progressive Corp. (The) .............................. United States 2,277 607,640
Prudential plc ...................................... Hong Kong 30,820 385,751
Unum Group ....................................... United States 3,457 279,188
Willis Towers Watson plc .............................. United States 812 248,878
3,926,900
Interactive Media & Services 6.7%
Alphabet, Inc., A .................................... United States 22,272 3,924,994
Meta Platforms, Inc., A ............................... United States 5,998 4,427,064
8,352,058
Life Sciences Tools & Services 1.2%
a
Bio-Rad Laboratories, Inc., A ........................... United States 1,104 266,417
Danaher Corp. ..................................... United States 1,282 253,247
Thermo Fisher Scientific, Inc. .......................... United States 2,394 970,671
1,490,335
Machinery 1.4%
Fortive Corp. ....................................... United States 9,688 505,035

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 4,282 $ 356,177
Otis Worldwide Corp. ................................ United States 8,509 842,561
1,703,773
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 195 79,718
Metals & Mining 0.5%
Agnico Eagle Mines Ltd. .............................. Canada 1,887 224,818
Glencore plc ....................................... Australia 109,274 425,802
650,620
Multi-Utilities 0.7%
Ameren Corp. ...................................... United States 6,272 602,363
CenterPoint Energy, Inc. .............................. United States 7,180 263,793
866,156
Oil, Gas & Consumable Fuels 3.2%
a
Antero Resources Corp. .............................. United States 5,087 204,904
BP plc ............................................ United States 48,988 244,073
Cenovus Energy, Inc. ................................ Canada 41,714 567,623
ConocoPhillips ..................................... United States 4,320 387,677
Exxon Mobil Corp. ................................... United States 18,240 1,966,272
Shell plc .......................................... United States 18,643 650,446
4,020,995
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 9,428 305,844
Pharmaceuticals 2.5%
Eli Lilly & Co. ...................................... United States 2,425 1,890,360
a
Innoviva, Inc. ...................................... United States 7,913 158,972
Johnson & Johnson ................................. United States 3,860 589,615
Merck & Co., Inc. ................................... United States 6,102 483,035
3,121,982
Semiconductors & Semiconductor Equipment 13.5%
Analog Devices, Inc. ................................. United States 6,619 1,575,455
Broadcom, Inc. ..................................... United States 14,337 3,951,994
Marvell Technology, Inc. .............................. United States 21,858 1,691,809
NVIDIA Corp. ...................................... United States 56,909 8,991,053
QUALCOMM, Inc. ................................... United States 3,324 529,380
16,739,691
Software 11.0%
a
AppLovin Corp., A ................................... United States 594 207,948
Microsoft Corp. ..................................... United States 19,342 9,620,904
Oracle Corp. ....................................... United States 8,015 1,752,319
a
Palantir Technologies, Inc., A ........................... United States 7,680 1,046,938
Salesforce, Inc. ..................................... United States 3,909 1,065,945
13,694,054
Specialized REITs 1.2%
American Tower Corp. ................................ United States 6,497 1,435,967
Specialty Retail 0.9%
Home Depot, Inc. (The) ............................... United States 1,697 622,188

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
TJX Cos., Inc. (The) ................................. United States 4,360 $ 538,416
1,160,604
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 25,844 5,302,413
b
Seagate Technology Holdings plc ....................... United States 9,938 1,434,352
6,736,765
Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., A ................................ United States 13,713 253,553
a
Lululemon Athletica, Inc. .............................. United States 954 226,651
NIKE, Inc., B ....................................... United States 693 49,231
a
On Holding AG, A ................................... Switzerland 4,722 245,780
775,215
Tobacco 0.8%
Philip Morris International, Inc. ......................... United States 5,290 963,468
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 855 644,157
Total Common Stocks (Cost $79,961,849) ....................................
122,102,951
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.6%
Calls - Over-the-Counter
Equity Options 0.6%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $125.00, Expires 1/16/26 ................... 2,996,500 432,484,845 683,585
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 154,720 5,019,117 3,916
687,501
Total Options Purchased (Cost $70,681) ......................................
687,501
Short Term Investments 2.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c,d
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 200,000 197,819
Total U.S. Government and Agency Securities (Cost $197,889) ..................
197,819

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
e,f
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 2,406,074 $ 2,406,074
Total Money Market Funds (Cost $2,406,074) .................................
2,406,074
Total Short Term Investments (Cost $2,603,963 ) ...............................
2,603,893
a
Total Investments (Cost $82,636,493) 100.9% .................................
$125,394,345
Options Written (0.4)% .....................................................
(530,428)
Other Assets, less Liabilities (0.5)% .........................................
(459,780)
Net Assets 100.0% .........................................................
$124,404,137
a a a
Number of
Contracts
Notional
Amount
#
g
Options Written (0.4)%
Calls - Over-the-Counter
Equity Options (0.4)%
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $135.00, Expires 1/16/26 ................... 3,236,220 467,083,633 $ (530,428)
(530,428)
Total Options Written (Premiums received $39,554) ...........................
$ (530,428)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $178,037, representing 0.1% net assets.
e
See Note 3 ( f ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1 ( d ) regarding written options.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Research Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note 7 regarding other derivative information.
See A bbreviations on page 28 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 6 $ 1,876,125 9/19/25 $ 58,408
Total Futures Contracts ...................................................................... $58,408
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 30,200 21,215 7/16/25 $ — $ (979)
Canadian Dollar .... CITI Sell 308,800 216,889 7/16/25 — (10,052)
Canadian Dollar .... GSCO Sell 234,300 164,561 7/16/25 — (7,629)
Canadian Dollar .... HSBK Sell 31,400 22,054 7/16/25 — (1,022)
Canadian Dollar .... JPHQ Sell 293,400 206,074 7/16/25 — (9,549)
Canadian Dollar .... MSCO Buy 10,900 7,915 7/16/25 95 —
Canadian Dollar .... MSCO Sell 121,600 86,860 7/16/25 — (2,505)
Canadian Dollar .... SSBT Sell 1,000 702 7/16/25 — (32)
Canadian Dollar .... TDOM Buy 557,800 407,996 7/16/25 1,937 —
Canadian Dollar .... TDOM Sell 217,600 152,835 7/16/25 — (7,082)
Canadian Dollar .... UBSW Sell 391,100 277,468 7/16/25 — (9,957)
Hong Kong Dollar ... BZWS Buy 1,640,700 209,980 8/20/25 48 —
Hong Kong Dollar ... CITI Sell 533,300 68,898 8/20/25 629 —
Hong Kong Dollar ... GSCO Sell 314,100 40,560 8/20/25 352 —
Hong Kong Dollar ... MSCO Sell 1,224,600 158,071 8/20/25 1,309 —
British Pound ...... BOFA Sell 391,800 531,701 9/17/25 — (6,375)
British Pound ...... BZWS Sell 100,200 135,287 9/17/25 — (2,322)
British Pound ...... GSCO Sell 234,900 317,173 9/17/25 — (5,426)
British Pound ...... MSCO Sell 419,600 568,970 9/17/25 — (7,284)
British Pound ...... UBSW Sell 18,700 25,248 9/17/25 — (433)
Danish Krone ...... BOFA Sell 865,300 133,070 9/17/25 — (4,353)
Euro ............. BZWS Buy 13,100 15,121 9/17/25 391 —
Euro ............. CITI Sell 20,200 23,168 9/17/25 — (751)
Euro ............. GSCO Sell 14,500 16,629 9/17/25 — (540)
Euro ............. JPHQ Sell 85,500 98,046 9/17/25 — (3,194)
Euro ............. MSCO Buy 20,500 23,889 9/17/25 385 —
Euro ............. MSCO Sell 114,400 132,885 9/17/25 — (2,575)
Euro ............. SSBT Sell 39,200 46,203 9/17/25 — (213)
Euro ............. TDOM Sell 61,800 70,868 9/17/25 — (2,309)
Swedish Krona ..... MSCO Sell 3,657,900 383,501 9/17/25 — (5,132)
Swiss Franc ....... MSCO Sell 207,500 257,290 9/17/25 — (6,814)
Total Forward Exchange Contracts ................................................... $5,146 $(96,528)
Net unrealized appreciation (depreciation) ............................................ $(91,382)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Research Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $80,230,419
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,406,074
Value - Unaffiliated issuers .................................................................. $122,988,271
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,406,074
Cash .................................................................................... 124,647
Receivables:
Investment securities sold ................................................................... 503,337
Capital shares sold ........................................................................ 17,924
Dividends and interest ..................................................................... 80,098
Variation margin on futures contracts ........................................................... 9,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 5,146
Prepaid expenses .......................................................................... 19,254
Total assets .......................................................................... 126,153,751
Liabilities:
Payables:
Investment securities purchased .............................................................. 742,790
Capital shares redeemed ................................................................... 127,588
Management fees ......................................................................... 48,776
Administrative fees ........................................................................ 386
Distribution fees .......................................................................... 17,601
Transfer agent fees ........................................................................ 18,240
Trustees' fees and expenses ................................................................. 31,408
Deposits from brokers for:
OTC derivative contracts .................................................................. 100,000
Options written, at value (premiums received $ 39,554 ) ............................................... 530,428
Unrealized depreciation on OTC forward exchange contracts .......................................... 96,528
Accrued expenses and other liabilities ........................................................... 35,869
Total liabilities ......................................................................... 1,749,614
Net assets, at value ................................................................. $124,404,137
Net assets consist of:
Paid-in capital ............................................................................. $79,171,659
Total distributable earnings (losses) ............................................................. 45,232,478
Net assets, at value ................................................................. $124,404,137

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Research Fund
Class IA:
Net assets, at value ....................................................................... $26,013,125
Shares outstanding ........................................................................ 612,056
Net asset value and maximum offering price per share
a
............................................. $42.50
Class IB:
Net assets, at value ....................................................................... $98,391,012
Shares outstanding ........................................................................ 2,330,248
Net asset value and maximum offering price per share
a
............................................. $42.22
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Research Fund
Investment income:
Dividends: (net of foreign taxes of $3,007)
Unaffiliated issuers ........................................................................ $648,912
Non-controlled affiliates (Note 3 f ) ............................................................. 64,908
Interest:
Unaffiliated issuers ........................................................................ 5,013
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,932)
Non-controlled affiliates (Note 3 f ) ............................................................. 6,406
Total investment income ................................................................... 719,307
Expenses:
Management fees (Note 3 a ) ................................................................... 277,766
Administrative fees (Note 3 b ) .................................................................. 593
Distribution fees: (Note 3c )
    Class IB ................................................................................ 98,612
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 12,962
    Class IB ................................................................................ 23,674
Custodian fees (Note 4 ) ...................................................................... 3,290
Reports to shareholders fees .................................................................. 5,299
Professional fees ........................................................................... 20,937
Trustees' fees and expenses (Note 3e) ........................................................... 1,742
Other .................................................................................... 23
Total expenses ......................................................................... 444,898
Expense reductions (Note 4 ) ............................................................... (4)
Net expenses ......................................................................... 444,894
Net investment income ................................................................ 274,413
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,210,364
Written options ........................................................................... (141,510)
Foreign currency transactions ................................................................ 1,840
Forward exchange contracts ................................................................. (75,624)
Futures contracts ......................................................................... (142,884)
Net realized gain (loss) .................................................................. 3,852,186
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,189,503
Translation of other assets and liabilities denominated in foreign currencies .............................. (93)
Written options ........................................................................... (490,874)
Forward exchange contracts ................................................................. (198,577)
Futures contracts ......................................................................... 116,183
Net change in unrealized appreciation (depreciation) ............................................ 1,616,142
Net realized and unrealized gain (loss) ............................................................ 5,468,328
Net increase (decrease) in net assets resulting from operations .......................................... $5,742,741

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Research Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $274,413 $484,962
Net realized gain (loss) ................................................. 3,852,186 6,648,920
Net change in unrealized appreciation (depreciation) ........................... 1,616,142 14,070,344
Net increase (decrease) in net assets resulting from operations ................ 5,742,741 21,204,226
Distributions to shareholders:
Class IA ............................................................ (1,815,068) (313,462)
Class IB ............................................................ (5,584,465) (666,732)
Total distributions to shareholders .......................................... (7,399,533) (980,194)
Capital share transactions: (Note 2 )
Class IA ............................................................ 697 (3,009,333)
Class IB ............................................................ 23,271,090 5,064,603
Total capital share transactions ............................................ 23,271,787 2,055,270
Net increase (decrease) in net assets ................................... 21,614,995 22,279,302
Net assets:
Beginning of period ..................................................... 102,789,142 80,509,840
End of period .......................................................... $124,404,137 $102,789,142

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Research Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Research Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Research Fund
(continued)
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Research Fund
(continued)
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2025, the Fund had no
securities on loan.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Research Fund
(continued)
on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Research Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 10,161 $408,169 16,346 $664,623
Shares issued in reinvestment of distributions .......... 47,904 1,815,068 8,094 313,462
Shares redeemed ............................... (54,295) (2,222,540) (99,471) (3,987,418)
Net increase (decrease) .......................... 3,770 $697 (75,031) $(3,009,333)
Class IB Shares:
Shares sold ................................... 520,004 $21,612,762 336,884 $13,569,333
Shares issued in reinvestment of distributions .......... 148,286 5,584,465 17,304 666,731
Shares redeemed ............................... (96,031) (3,926,137) (229,439) (9,171,461)
Net increase (decrease) .......................... 572,259 $23,271,090 124,749 $5,064,603
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.534% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to
Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed
15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $2,753,082 $12,716,813 $(13,063,821) $— $— $2,406,074 2,406,074 $64,908
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $1,389,335 $4,368,856 $(5,758,191) $— $— $— — $6,406
Total Affiliated Securities ... $4,142,417 $17,085,669 $(18,822,012) $— $— $2,406,074 $71,314
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$60,688,629 and $44,132,513, respectively.
7. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $83,718,250
Unrealized appreciation ........................................................................ $43,636,611
Unrealized depreciation ........................................................................ (1,960,516)
Net unrealized appreciation (depreciation) .......................................................... $41,676,095
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Research Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 5,146 Unrealized depreciation on OTC
forward exchange contracts
$ 96,528
Equity contracts ...........
Investments in securities, at value 687,501
a
Options written, at value 530,428
Variation margin on futures
contracts
58,408
b
Variation margin on futures
contracts
—
Total .................... $751,055 $626,956
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Research Fund
(continued)
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of futures contracts and options represented
$1,560,358 and $374,737,612, respectively. The average month end contract value of forward exchange contracts was
$4,706,516.
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Research Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(75,624) Forward exchange contracts $(198,577)
Equity contracts ..............
Investments 183,777
a
Investments 616,820
a
Written options (141,510) Written options (490,874)
Futures contracts (142,884) Futures contracts 116,183
Total ....................... $(176,241) $43,552
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Research Fund
Forward Exchange Contracts ............................. $ 5,146 $ 96,528
Options Purchased .................................... 687,501 —
Options Written ....................................... — 530,428
Total ............................................. $692,647 $626,956
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
7. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Research Fund
(continued)
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam VT Research Fund
Counterparty
BOFA .................... $ — $ — $ — $ — $ —
BZWS ................... 439 (439) — — —
CITI ..................... 4,545 (4,545) — — —
GSCO ................... 352 (352) — — —
HSBK ................... — — — — —
JPHQ ................... — — — — —
MSCO ................... 685,374 (554,738) — (100,000) 30,636
SSBT .................... — — — — —
TDOM ................... 1,937 (1,937) — — —
UBSW ................... — — — — —
Total ................... $692,647 $(562,011) $— $(100,000) $30,636
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Research Fund
Counterparty
BOFA .................... $ 11,707 $ — $ — $ — $ 11,707
BZWS ................... 2,322 (439) — — 1,883
CITI ..................... 10,803 (4,545) — — 6,258
GSCO ................... 13,595 (352) — — 13,243
HSBK ................... 1,022 — — — 1,022
JPHQ ................... 12,743 — — — 12,743
MSCO ................... 554,738 (554,738) — — —
SSBT .................... 245 — — — 245
TDOM ................... 9,391 (1,937) — — 7,454
UBSW ................... 10,390 — — — 10,390
Total ................... $626,956 $(562,011) $— $— $64,945
7. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Research Fund
(continued)
See Note 1(d)  regarding derivative financial instruments.
See A bbreviations on page 28 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Research Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,280,307 $ 569,445 $ — $ 1,849,752
Air Freight & Logistics ................... 981,752 — — 981,752
Automobiles .......................... 2,556,937 — — 2,556,937
Banks ............................... 2,950,704 — — 2,950,704
Beverages ........................... 1,893,356 — — 1,893,356
Biotechnology ......................... 1,659,523 — — 1,659,523
Broadline Retail ....................... 6,046,827 — — 6,046,827
Building Products ...................... 581,318 — — 581,318
Capital Markets ........................ 2,471,584 — — 2,471,584
Chemicals ........................... 2,049,601 — — 2,049,601
Commercial Services & Supplies ........... 881,797 — — 881,797
Communications Equipment .............. 2,346,015 — — 2,346,015
Construction Materials .................. 785,533 — — 785,533
Consumer Finance ..................... 1,479,107 — — 1,479,107
Consumer Staples Distribution & Retail ...... 2,833,612 — — 2,833,612
Containers & Packaging ................. 184,760 — — 184,760
Diversified Telecommunication Services ..... 842,299 — — 842,299
Electric Utilities ........................ 2,493,674 — — 2,493,674
Electrical Equipment .................... 503,222 — — 503,222
Electronic Equipment, Instruments &
Components ........................ 156,590 — — 156,590
Entertainment ......................... 3,440,912 — — 3,440,912
Financial Services ...................... 5,887,328 — — 5,887,328
Food Products ........................ 293,903 — — 293,903
Ground Transportation .................. 663,091 — — 663,091
Health Care Equipment & Supplies ......... 2,555,999 — — 2,555,999
Health Care Providers & Services .......... 2,757,006 — — 2,757,006
Health Care REITs ..................... 642,899 — — 642,899
Hotels, Restaurants & Leisure ............. 1,009,171 — — 1,009,171
Household Products .................... 972,649 — — 972,649
Industrial Conglomerates ................ 1,165,564 — — 1,165,564
Industrial REITs ....................... 498,164 — — 498,164
Insurance ............................ 3,541,149 385,751 — 3,926,900
Interactive Media & Services .............. 8,352,058 — — 8,352,058
Life Sciences Tools & Services ............ 1,490,335 — — 1,490,335
Machinery ............................ 1,703,773 — — 1,703,773
Media ............................... 79,718 — — 79,718
Metals & Mining ....................... 224,818 425,802 — 650,620
Multi-Utilities .......................... 866,156 — — 866,156
Oil, Gas & Consumable Fuels ............. 3,126,476 894,519 — 4,020,995
Passenger Airlines ..................... 305,844 — — 305,844
Pharmaceuticals ....................... 3,121,982 — — 3,121,982
Semiconductors & Semiconductor Equipment . 16,739,691 — — 16,739,691
Software ............................. 13,694,054 — — 13,694,054
Specialized REITs ...................... 1,435,967 — — 1,435,967
Specialty Retail ........................ 1,160,604 — — 1,160,604
Technology Hardware, Storage & Peripherals . 6,736,765 — — 6,736,765
Textiles, Apparel & Luxury Goods .......... 775,215 — — 775,215
Tobacco ............................. 963,468 — — 963,468
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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(continued)
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 644,157 $ — $ — $ 644,157
Options Purchased ....................... — 687,501 — 687,501
Short Term Investments ................... 2,406,074 197,819 — 2,603,893
Total Investments in Securities ........... $122,233,508 $3,160,837
a
$— $125,394,345
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,146 $— $5,146
Futures Contracts ....................... 58,408 — — 58,408
Total Other Financial Instruments ......... $58,408 $5,146 $— $63,554
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $530,428 $— $530,428
Forward Exchange Contracts ............... — 96,528 — 96,528
Total Other Financial Instruments ......... $— $626,956 $— $626,956
a
Includes foreign securities valued at $2,275,517, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Research Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Selected Portfolio
REIT
Real Estate Investment Trust

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Putnam VT Research Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company (“PAC”), and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC and Franklin Advisers are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Large-Cap Core Funds) for the one-year, three-
year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the one-, three-, and five year periods ended December 31, 2024, your fund’s performance was in the top decile of its
Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 190, 165 and
146 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1st 1st

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38983-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025